Pending Merger Agreement	9 Months Ended
Sep. 30, 2016
Business Combinations [Abstract]
Pending Merger Agreement
Pending Merger Agreement
On September 6, 2016, the Company and the OP entered into an Agreement and Plan of Merger (the “Merger Agreement”) with American Realty Capital — Retail Centers of America, Inc. (“RCA”), American Realty Capital Retail Operating Partnership, L.P. (the “RCA OP”) and Genie Acquisition, LLC, a Delaware limited liability company and wholly owned subsidiary of the Company (the “Merger Sub”). The Merger Agreement provides for (a) the merger of RCA with and into the Merger Sub (the “Merger”), with the Merger Sub surviving as a wholly owned subsidiary of the Company and (b) the merger of the Target OP with and into the OP, with the OP as the surviving entity (the “Partnership Merger”, and together with the Merger, the “Mergers”).
Pursuant to the terms and subject to the conditions set forth in the Merger Agreement, at the effective time of the Mergers (the “Effective Time”), each outstanding share of common stock of RCA, $0.01 par value per share (“RCA Common Stock”) (including any restricted shares of RCA Common Stock and fractional shares), will be converted into the right to receive (x) a number of shares of common stock of the Company, $0.01 par value per share (the “Company Common Stock”) equal to 0.385 shares of Company Common Stock (the “Stock Consideration”) and (y) cash from the Company, in an amount equal to $0.95 per share (the “Cash Consideration,” and together with the Stock Consideration, the “Merger Consideration”).
In addition, at the Effective Time, (i) each unit of partnership interest of the RCA OP designated as an OP Unit issued and outstanding immediately prior to the Effective Time (other than those held by RCA as described in clause (ii) below) will automatically be converted into 0.424 validly issued units of limited partnership interest of the OP (the “Partnership Merger Consideration”); (ii) each unit of partnership interest of the RCA OP designated as either an OP Unit or a GP Unit held by RCA and issued and outstanding immediately prior to the Effective Time will automatically be converted into 0.385 validly issued units of limited partnership interest of the OP; (iii) each unit of partnership interest of the RCA OP designated as a Class B Unit held by RCA’s advisor and a sub-advisor issued and outstanding immediately prior to the Effective Time will be converted into the Partnership Merger Consideration (the “Class B Consideration,” and together with the Partnership Merger Consideration and the Merger Consideration, the “Total Merger Consideration”) and (iv) the interest of American Realty Capital Retail Advisor, LLC, the special limited partner of the RCA OP (the “RCA SLP”), in the RCA OP will be redeemed for a cash payment, to be determined in accordance with the existing terms of the RCA OP’s agreement of limited partnership.
The Merger Agreement provided RCA with a go-shop period, during which time RCA had the right to actively solicit superior proposals from third parties for 45 days from the date of the Merger Agreement (the "Go-Shop Period"). The Go-Shop Period ended on October 21, 2016 with no alternative acquisition proposals provided by third parties.
In the event that the Company or RCA terminates the Merger Agreement under specified circumstances, the Company or RCA, as applicable, are required to pay a termination fee of $25.6 million.
In connection with the execution of the Merger Agreement, the OP entered into a binding commitment, pursuant to which UBS Securities LLC, UBS AG, Stamford Branch and Citizens Bank, N.A. have committed to provide a $360.0 million bridge loan facility, subject to customary conditions.
The Company and RCA each are sponsored, directly or indirectly, by AR Global. AR Global and its affiliates provide services to the Company and RCA pursuant to written advisory agreements.
The completion of the Mergers is subject to the approval of the Company's and RCA's shareholders as well as satisfaction of customary closing conditions. A joint preliminary proxy statement/prospectus describing the proposed Mergers was filed on Form S-4 with the Securities and Exchange Commission (the “SEC”) on October 21, 2016. The Mergers are expected to close in the first quarter of 2017. However, as of the filing of this Quarterly Report on Form 10-Q, the consummation of the Mergers has not yet occurred, and the Company cannot assure that the Mergers will be completed based on the terms of the Merger Agreement or at all.
The shares of the Company's common stock have been approved for listing on the New York Stock Exchange (the "NYSE") under the symbol "AFIN" (the "Listing"), subject to the Company being in compliance with all applicable listing standards on the date it begins trading on the NYSE. The Company intends to list its common stock on the NYSE at a time yet to be determined following the completion of the Mergers. There can be no assurance that the Company's common stock will be listed or when the Company's common stock will commence trading on the NYSE.